Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Swvl Holdings Corp
Entity Central Index Key	0001875609
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 relates to the Registration Statement on Form F-1 (File No. 333-264416) of Swvl Holdings Corp (the “Registrant”) originally declared effective by the Securities and Exchange Commission (the “SEC”) on July 8, 2022 (the “Initial Registration Statement”). The Registrant is filing this Post-Effective Amendment No. 1 pursuant to the undertakings in the Initial Registration Statement to update and supplement the information contained in the Initial Registration Statement to, among other things, include the Registrant’s consolidated financial statements and the notes thereto as of and for the six month period ended June 30, 2022 and for the six month period ended June 30, 2021. The Registration Statement, as amended by this Post-Effective Amendment No. 1, relates solely to the registration of (a) 86,655,440 Class A Ordinary Shares, which includes up to 9,010,567 Class A Ordinary Shares which are issuable to certain former stockholders of Legacy Swvl as earnout consideration (valued as $10.00 per share at the time of the Business Combination) upon the achievement of certain stock price thresholds for our Class A Ordinary Shares, (b) 5,933,333 Private Placement Warrants and (c) the issuance by the Registrant of up to (i) 11,500,000 Class A Ordinary Shares issuable upon exercise of the Public Warrants, which warrants were previously registered and originally issued in the initial public offering of units of Queen’s Gambit Growth Capital, a Cayman Islands exempted company, at a price of $10.00 per unit with each unit consisting of one Class A Ordinary Share and one-third of one warrant (each Public Warrant entitles the holder thereof to purchase one Class A Ordinary Share at a price of $11.50 per share) and (ii) 5,933,333 Class A Ordinary Shares issuable upon exercise of the Private Placement Warrants. No additional securities are being registered pursuant to this Post-Effective Amendment No. 1. All applicable registration fees were paid in connection with the initial filing of the Initial Registration Statement.